Investments - Fair Value of Outstanding Derivative Instruments (Detail) - Derivatives not designated as hedging instruments - Foreign currency derivative contracts - USD ($) $ in Thousands	Jan. 31, 2016	Jan. 31, 2015
Prepaid expenses and other current assets
Derivatives, Fair Value [Line Items]
Derivative Assets	$ 4,731	$ 10,611
Accounts payable, accrued expenses and other liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	$ 14,025	$ 5,694